Annual Fund Operating Expenses	Sep. 30, 2022
Delaware Ivy California Municipal High Income Fund | Class A
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.74%
Total annual fund operating expenses	1.52%
Fee waivers and expense reimbursements	(0.72%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware Ivy California Municipal High Income Fund | Class C
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.67%
Total annual fund operating expenses	2.20%
Fee waivers and expense reimbursements	(0.65%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Delaware Ivy California Municipal High Income Fund | Class I
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	none
Other expenses	0.92%
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	(0.90%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.55%
Delaware Ivy California Municipal High Income Fund | Class Y
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.48%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.46%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware Ivy Corporate Bond Fund | Class A
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.15%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Delaware Ivy Corporate Bond Fund | Class C
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.58%
Total annual fund operating expenses	2.05%
Fee waivers and expense reimbursements	(0.44%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.61%
Delaware Ivy Corporate Bond Fund | Class I
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	(0.11%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.61%
Delaware Ivy Corporate Bond Fund | Class Y
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Delaware Ivy Crossover Credit Fund | Class A
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.93%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.79%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Ivy Crossover Credit Fund | Class I
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	none
Other expenses	0.76%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.62%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Delaware Ivy Crossover Credit Fund | Class Y
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.81%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.67%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Ivy Emerging Markets Local Currency Debt Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	1.53%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements	(1.48%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Ivy Emerging Markets Local Currency Debt Fund | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.38%
Total annual fund operating expenses	3.13%
Fee waivers and expense reimbursements	(1.33%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Delaware Ivy Emerging Markets Local Currency Debt Fund | Class I
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.98%
Total annual fund operating expenses	1.73%
Fee waivers and expense reimbursements	(0.93%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware Ivy Emerging Markets Local Currency Debt Fund | Class R6
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.79%
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.74%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware Ivy Emerging Markets Local Currency Debt Fund | Class Y
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	1.01%
Total annual fund operating expenses	2.01%
Fee waivers and expense reimbursements	(0.96%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Ivy Government Securities Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.24%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Delaware Ivy Government Securities Fund | Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.56%
Total annual fund operating expenses	2.06%
Fee waivers and expense reimbursements	(0.42%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Delaware Ivy Government Securities Fund | Class I
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.80%
Fee waivers and expense reimbursements	(0.16%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Delaware Ivy Government Securities Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.63%
Fee waivers and expense reimbursements	(0.03%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
Delaware Ivy High Yield Fund | Class A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.31%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Delaware Ivy High Yield Fund | Class I
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.40%
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.31%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Delaware Ivy High Yield Fund | Class R6
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	(0.15%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Delaware Ivy International Small Cap Fund | Class A
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.78%
Total annual fund operating expenses	2.03%
Fee waivers and expense reimbursements	(0.79%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Delaware Ivy International Small Cap Fund | Class C
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.87%
Total annual fund operating expenses	2.87%
Fee waivers and expense reimbursements	(0.88%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.99%
Delaware Ivy International Small Cap Fund | Class I
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.62%
Total annual fund operating expenses	1.62%
Fee waivers and expense reimbursements	(0.63%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Delaware Ivy International Small Cap Fund | Class R6
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.48%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.49%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Delaware Ivy International Small Cap Fund | Class Y
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.69%
Total annual fund operating expenses	1.94%
Fee waivers and expense reimbursements	(0.70%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Delaware Ivy Multi-Asset Income Fund | Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.41%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.36%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Delaware Ivy Multi-Asset Income Fund | Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.48%
Total annual fund operating expenses	2.18%
Fee waivers and expense reimbursements	(0.43%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%
Delaware Ivy Multi-Asset Income Fund | Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.30%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Delaware Ivy Multi-Asset Income Fund | Class R6
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.17%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Delaware Ivy Multi-Asset Income Fund | Class Y
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.33%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Delaware Ivy Strategic Income Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.36%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Delaware Ivy Strategic Income Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.57%
Total annual fund operating expenses	2.25%
Fee waivers and expense reimbursements	(0.58%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.67%
Delaware Ivy Strategic Income Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.32%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.33%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Delaware Ivy Strategic Income Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.21%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Delaware Ivy Strategic Income Fund | Class Y
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.62%
Total annual fund operating expenses	1.55%
Fee waivers and expense reimbursements	(0.63%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Delaware Ivy Total Return Bond Fund | Class A
Operating Expenses:
Management fees	0.88%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.46%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.39%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Delaware Ivy Total Return Bond Fund | Class C
Operating Expenses:
Management fees	0.88%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.70%
Total annual fund operating expenses	2.58%
Fee waivers and expense reimbursements	(0.63%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Delaware Ivy Total Return Bond Fund | Class I
Operating Expenses:
Management fees	0.88%
Distribution and service (12b-1) fees	none
Other expenses	0.39%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.32%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Delaware Ivy Total Return Bond Fund | Class R6
Operating Expenses:
Management fees	0.88%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.26%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Delaware Sustainable Equity Income Fund | Class A
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.19%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Delaware Sustainable Equity Income Fund | Class I
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	0.68%
Fee waivers and expense reimbursements	(0.18%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.50%
Delaware Sustainable Equity Income Fund | Class R6
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.52%
Fee waivers and expense reimbursements	(0.04%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.48%
Delaware Sustainable Equity Income Fund | Class R
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.43%
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.06%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%

[1]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[2]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[3]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.65% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[4]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[5]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets for all classes other than Class R6, and 0.60% of the Fund’s Class R6 shares’ average daily net assets, from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[6]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[7]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[8]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.75% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[9]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.67% of the Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[10]	Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund's distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all classes other than Class R6, and 0.87% of the Fund’s Class R6 shares’ average daily net assets, from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Fund, as applicable.
[11]	From January 30, 2023 through January 30, 2024, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.74% for Class A shares; 0.50% for Class I shares; 1.22% for Class R shares; and 0.48% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).